Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”).

Investments — The Partnership records its transactions in futures and forward currency contracts and United States (“U.S.”) Treasury notes, including related income and expenses, on a trade-date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Partnership’s trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund.

Cash Denominated in Foreign Currencies — Includes foreign currency cash held at the Partnership’s trading counterparties.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Brokerage Fees — The Agreement provides that the Partnership shall charge the limited partners’ capital accounts and pay the General Partner brokerage fees at a fixed rate of 0.542% per month of net asset value (6.5% per annum) of limited partnership interests. Effective July 1, 2003, the General Partner reduced the brokerage fee rate to 0.458% per month of net asset value (5.5% per annum) and effective January 1, 2014, the General Partner reduced the brokerage fee rate to 0.417% per month of net asset value (5.0% per annum). The General Partner retains the right to charge less than the annual brokerage rate except as specified in the Agreement.

Administrative Expenses — The Partnership bears expenses, including periodic legal, accounting and filing fees, up to an amount equal to 1/4 of 1% per annum of the average net assets of the Partnership. The General Partner bears any excess over such amounts. The Partnership will pay any extraordinary expenses applicable to it.

The Partnership’s administrative expenses included $107,844 and $111,175 in 2014 and 2013, respectively, which relates to legal and accounting services provided to the Partnership by The Millburn Corporation, an affiliate of the General Partner.

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions.  This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership’s open tax years, 2011 to 2014, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership’s assets and liabilities, which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification, approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership’s cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Partnership may be in between these periods. The General Partner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Effective January 1, 2014, the Partnership adopted ASU 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.” ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company. ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013. The adoption of this ASU did not have a material impact on the Partnership’s financial statements. Based on management’s assessment, the Partnership has been deemed to be an investment company since inception. It has all of the fundamental characteristics of an investment company. Although the Partnership does not possess all of the typical characteristics of an investment company, its activities are consistent with those of an investment company.

During the years ended December 31, 2014 and 2013 there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership’s investments by hierarchical level as of December 31, 2014 and 2013 in valuing the Partnership’s investments at fair value. At December 31, 2014 and 2013, the Partnership held no assets or liabilities classified in Level 3.

Financial assets and liabilities at fair value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 106,748,268	$ -	$ 106,748,268
Short-Term Money Market Fund*	18,740,245	-	18,740,245
Exchange-Traded Futures Contracts
Energies	392,983	-	392,983
Grains	(132,128)	-	(132,128)
Interest rates	564,508	-	564,508
Livestock	21,360	-	21,360
Metals	(325,106)	-	(325,106)
Softs	288,037	-	288,037
Stock indices	553,014	-	553,014

Total exchange-traded futures contracts	1,362,668	-	1,362,668

Over-the-Counter Forward Currency Contracts	-	(322,043)	(322,043)

Total futures and forward currency contracts (2)	1,362,668	(322,043)	1,040,625

Total financial assets at fair value	$ 126,851,181	$ (322,043)	$ 126,529,138

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 14,499,918
Investments in U.S. Treasury notes			92,248,350
Total investments in U.S. Treasury notes			$ 106,748,268

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,396,471
Net unrealized depreciation on open futures and forward currency contracts			(355,846)
Total unrealized appreciation on open futures and forward currency contracts			$ 1,040,625

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 109,520,495	$ -	$ 109,520,495
Short-Term Money Market Fund*	3,885,215	-	3,885,215
Exchange-Traded Futures Contracts
Energies	(136,736)	-	(136,736)
Grains	(62,943)	-	(62,943)
Interest rates	(975,053)	-	(975,053)
Livestock	14,190	-	14,190
Metals	988,769	-	988,769
Softs	13,216	-	13,216
Stock indices	3,055,618	-	3,055,618

Total exchange-traded futures contracts	2,897,061	-	2,897,061

Over-the-Counter Forward Currency Contracts	-	22,499	22,499

Total futures and forward currency contracts (2)	2,897,061	22,499	2,919,560

Total financial assets at fair value	$ 116,302,771	$ 22,499	$ 116,325,270

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 27,509,188
Investments in U.S. Treasury notes			82,011,307
Total investments in U.S. Treasury notes			$ 109,520,495

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,134,932
Net unrealized depreciation on open futures and forward currency contracts			(215,372)
Total unrealized appreciation on open futures and forward currency contracts			$ 2,919,560

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.